Fair Value Measurements (Details) - EBP 019 - Master Trust - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total Investments	$ 1,211,953,003	$ 1,108,954,708
Mosaic Company common stock
EBP, Master Trust [Line Items]
Total Investments	13,661,386	14,786,436
Mutual funds
EBP, Master Trust [Line Items]
Total Investments	90,608,478	94,246,522
Common/collective trust funds
EBP, Master Trust [Line Items]
Total Investments	1,100,476,410	979,257,298
Money market fund
EBP, Master Trust [Line Items]
Total Investments	7,206,729	20,664,452
Interest bearing cash
EBP, Master Trust [Line Items]
Total Investments		20,664,452
Level 1
EBP, Master Trust [Line Items]
Total Investments	111,476,593	129,697,410
Level 1 | Mosaic Company common stock
EBP, Master Trust [Line Items]
Total Investments	13,661,386	14,786,436
Level 1 | Mutual funds
EBP, Master Trust [Line Items]
Total Investments	90,608,478	94,246,522
Level 1 | Common/collective trust funds
EBP, Master Trust [Line Items]
Total Investments	0	0
Level 1 | Money market fund
EBP, Master Trust [Line Items]
Total Investments	7,206,729
Level 1 | Interest bearing cash
EBP, Master Trust [Line Items]
Total Investments		20,664,452
Level 2
EBP, Master Trust [Line Items]
Total Investments	1,100,476,410	979,257,298
Level 2 | Mosaic Company common stock
EBP, Master Trust [Line Items]
Total Investments	0	0
Level 2 | Mutual funds
EBP, Master Trust [Line Items]
Total Investments	0	0
Level 2 | Common/collective trust funds
EBP, Master Trust [Line Items]
Total Investments	1,100,476,410	979,257,298
Level 2 | Money market fund
EBP, Master Trust [Line Items]
Total Investments	0
Level 2 | Interest bearing cash
EBP, Master Trust [Line Items]
Total Investments		0
Level 3
EBP, Master Trust [Line Items]
Total Investments	0	0
Level 3 | Mosaic Company common stock
EBP, Master Trust [Line Items]
Total Investments	0	0
Level 3 | Mutual funds
EBP, Master Trust [Line Items]
Total Investments	0	0
Level 3 | Common/collective trust funds
EBP, Master Trust [Line Items]
Total Investments	0	0
Level 3 | Money market fund
EBP, Master Trust [Line Items]
Total Investments	$ 0
Level 3 | Interest bearing cash
EBP, Master Trust [Line Items]
Total Investments		$ 0